Income Taxes (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2026	Apr. 30, 2026
Disclosure Of Income Tax [Line Items]
Additional income tax and interest reassesed to date	$ 1,803
Adjustments for current tax of prior periods		$ (288)
Revenu Quebec Agency [member] | 2011 to 2020 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional income tax and interest reassesed to date	53
Canada Revenue Agency Reassessment [member] | 2011 to 2020 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional income tax and interest reassesed to date	1,679
Alberta Tax and Revenue Administration Reassessment [member] | 2011 to 2020 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional income tax and interest reassesed to date	71
CRA and RQA [member] | 2021 and 2020 taxonomy years [member[
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	$ 4